EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
EARNINGS PER SHARE
NOTE 32 - EARNINGS PER SHARE
(a)Basic
Basic earnings per share are calculated by dividing the profit attributable to AXIA Energia’s shareholders by the weighted average number of shares outstanding during the period, excluding shares repurchased by the Company and held as treasury shares. PNA and PNB preferred shares are entitled to a share preference corresponding to at least a 10% premium in the distribution of dividends and/or interest on equity (JCP) compared with common shares.

12/31/2025
Numerator	Common	Preferred A	Preferred B	Preferred C	Total
Profit attributable to each class of shares - Continued Operation	4,519,721	367	686,202	1,352,185	6,558,475

Denominator	Common	Preferred A	Preferred B	Preferred C
Weighted average number of shares	1,975,375	146	272,645	590,982
% of shares in relation to the total	69.58	0.01	9.60	20.82

Earnings per share - Basic (R$)	2.29	2.52	2.52	2.29

12/31/2024
Numerator	Common	Preferred A	Preferred B	Preferred C	Total
Profit attributable to each class of shares - Continuing Operation	7,148,879	566	1,087,731	2,140,946	10,378,122

Denominator	Common	Preferred A	Preferred B	Preferred C
Weighted average number of shares	1,973,983	142	273,045	591,168
% of shares in relation to the total	69.54	0.01	9.62	20.83

Earnings per share - Basic (R$)	3.62	3.98	3.98	3.62

12/31/2023
Numerator	Common	Preferred A	Preferred B	Preferred C	Total
Profit attributable to each class of shares - Continuing Operation	3,369,940	253	511,992	999,604	4,881,788
Loss attributable to each class of shares - Discontinued Operation	(229,192)	(17)	(34,821)	(67,984)	(332,014)
Profit for the Year	3,140,748	235	477,171	931,620	4,549,774

Denominator	Common	Preferred A	Preferred B	Preferred C
Weighted average number of shares	1,995,507	136	275,614	591,915
% of shares in relation to the total	69.70	—	9.63	20.67

Basic earnings per share from continuing operations (R$)	1.69	1.86	1.86	1.69
Basic earnings per share from discontinued operation (R$)	(0.11)	(0.13)	(0.13)	(0.11)

Earnings per share (R$) - Basic	1.57	1.73	1.73	1.57

In accordance with IAS 33 – Earnings per Share, the information for the year ended December 31, 2024 and 2023, has been retrospectively adjusted due to the issuance of PNC shares resulting from the capitalization of profit reserves.
(b)Diluted
As of December 31, 2025, based on the liability balance related to the compulsory loan, a simulated dilution was calculated with the inclusion of 16,983 Class "B" preferred shares in the earnings per share calculation, as presented below:

12/31/2025
Numerator	Common	Preferred A	Converted Preferred B	Preferred B	Preferred C	Total
Profit attributable to each class of shares - Continued Operation	4,490,454	365	42,467	681,759	1,343,430	6,558,475

Denominator	Common	Preferred A	Converted Preferred B	Preferred B	Preferred C
Weighted average number of shares in thousands	1,975,375	146	16,983	272,645	590,982
% of shares in relation to the total	69.16	0.01	0.59	9.55	20.69
Earnings per share (R$) - diluted	2.27	2.50	2.50	2.50	2.27

12/31/2024
Numerator	Common	Preferred A	Converted Preferred B	Preferred B	Preferred C	Total
Profit attributable to each class of shares - Continued Operation	7,083,352	560	99,037	1,076,444	2,118,730	10,378,122

Denominator	Common	Preferred A	Converted Preferred B	Preferred B	Preferred C
Weighted average number of shares in thousands	1,976,398	142	25,121	273,045	591,168
% of shares in relation to the total	68.96	—	0.88	9.53	20.63
Earnings per share - diluted (R$)	3.58	3.94	3.94	3.94	3.58

12/31/2023
Numerator	Common	Preferred A	Converted Preferred B	Preferred B	Preferred C	Total
Profit attributable to each class of shares - Continued Operation	3,337,149	250	47,502	507,010	989,877	4,881,788
Loss attributable to each class of shares - Discontinued Operation	(226,962)	(17)	(3,231)	(34,482)	(67,322)	(332,014)
Profit for the Year	3,110,187	233	44,271	472,528	922,554	4,549,774

Denominator	Common	Preferred A	Converted Preferred B	Preferred B	Preferred C
Weighted average number of shares in thousands	1,995,507	136	25,822	275,614	591,915
% of shares in relation to the total	69.07	—	0.89	9.54	20.49

Earnings per share - diluted (R$)	1.67	1.84	1.84	1.84	1.67
Diluted earnings per share from discontinued operation (R$)	(0.11)	(0.13)	(0.13)	(0.13)	(0.11)

Earnings per share - diluted (R$)	1.56	1.71	1.71	1.71	1.56
In accordance with IAS 33 – Earnings per Share, the information for the year ended December 31, 2024 and 2023, has been retrospectively adjusted as a result of the issuance of PNC shares through the capitalization of profit reserves.
Accounting Policy
For the purpose of calculating basic earnings per share, AXIA Energia divides the profit or loss attributable to holders of common shares of AXIA Energia by the weighted average number of common shares outstanding during the year, excluding treasury shares held by the Company. In the consolidated financial statements, the profit or loss attributable to the Company refers to the portion attributable to the Parent, excluding amounts attributable to non‑controlling interests.
For the calculation of diluted earnings per share, AXIA Energia assumes the exercise of share options, subscription warrants, and other potentially dilutive instruments. The only dilutive effect identified relates to the conversion of the compulsory loan. The assumed proceeds from these instruments are considered as having been received from the issuance of shares at the average market price of the shares during the year.
In accordance with the dividend policy, preferred shares are entitled, on a per‑share basis, to a priority distribution of at least 10% above that of common shares in the distribution of dividends and/or interest on equity.